OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden
hours per response....10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08261

MEMBERS Mutual Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Asset Management, LLC
General Counsel and Chief Legal Officer

550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

MEMBERS(R) Mutual Funds
Quarterly Portfolio Holdings Report
January 31, 2011

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
CASH RESERVES FUND
BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
EQUITY INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP FUND
SMALL CAP FUND
INTERNATIONAL STOCK FUND

MEMBERS Mutual Funds | January 31, 2011

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.5%
Bond Funds - 59.5%
Franklin Floating Rate Daily Access Fund Advisor Class		180,911	$1,669,807
Madison Mosaic Institutional Bond Fund (A)		350,948	3,849,903
MEMBERS Bond Fund Class Y (A)		830,218	8,468,223
MEMBERS High Income Fund Class Y (A)		666,522	4,712,309
PIMCO Investment Grade Corporate Bond Fund Institutional Class		472,968	4,970,892
PIMCO Total Return Fund Institutional Class		423,087	4,590,493

			28,261,627
Foreign Bond Funds - 7.5%
Templeton Global Bond Fund Advisor Class		264,533	3,550,028
Foreign Stock Funds - 5.0%
MEMBERS International Stock Fund Class Y (A)		220,952	2,361,976
Money Market Funds - 1.2%
State Street Institutional U.S. Government Money Market Fund		593,640	593,640
Stock Funds - 26.3%
Calamos Growth and Income Fund Class I		54,539	1,701,626
Madison Mosaic Disciplined Equity Fund (A)		256,994	3,310,079
MEMBERS Equity Income Fund Class Y (A)		123,232	1,271,758
MEMBERS Large Cap Growth Fund Class Y (A)		190,905	3,109,846
MEMBERS Large Cap Value Fund Class Y (A)		254,518	3,117,842

			12,511,151

TOTAL INVESTMENTS - 99.5% ( Cost $45,303,262 )			47,278,422
NET OTHER ASSETS AND LIABILITIES - 0.5%			250,138

TOTAL NET ASSETS - 100.0%			$47,528,560

(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2011

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.8%
Bond Funds - 35.1%
Franklin Floating Rate Daily Access Fund Advisor Class		307,797	$2,840,965
Madison Mosaic Institutional Bond Fund (A)		441,727	4,845,744
MEMBERS Bond Fund Class Y (A)		1,080,212	11,018,161
MEMBERS High Income Fund Class Y (A)		1,317,938	9,317,823
PIMCO Investment Grade Corporate Bond Fund Institutional Class		614,604	6,459,492
PIMCO Total Return Fund Institutional Class		533,438	5,787,799

			40,269,984
Foreign Bond Funds - 4.8%
Templeton Global Bond Fund Advisor Class		410,950	5,514,946
Foreign Stock Funds - 10.1%
Matthews Asian Growth and Income Fund Institutional Shares		208,945	3,723,405
MEMBERS International Stock Fund Class Y (A)		737,626	7,885,225

			11,608,630
Money Market Funds - 1.0%
State Street Institutional U.S. Government Money Market Fund		1,087,433	1,087,433
Stock Funds - 48.8%
Calamos Growth and Income Fund Class I		108,921	3,398,346
Madison Mosaic Disciplined Equity Fund (A)		781,020	10,059,536
MEMBERS Equity Income Fund Class Y (A)		351,549	3,627,990
MEMBERS Large Cap Growth Fund Class Y (A)		697,521	11,362,612
MEMBERS Large Cap Value Fund Class Y (A)		844,076	10,339,935
MEMBERS Mid Cap Fund Class Y (A)		584,579	3,875,755
MEMBERS Small Cap Fund Class Y (A)		368,325	4,029,477
T Rowe Price New Era Fund		37,391	2,014,231
Yacktman Fund/The		436,361	7,339,586

			56,047,468

TOTAL INVESTMENTS - 99.8% ( Cost $107,276,313 )			114,528,461
NET OTHER ASSETS AND LIABILITIES - 0.2%			228,062

TOTAL NET ASSETS - 100.0%			$114,756,523

(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2011

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.4%
Bond Funds - 6.8%
MEMBERS Bond Fund Class Y (A)		17,661	$180,141
MEMBERS High Income Fund Class Y (A)		312,201	2,207,262
PIMCO Investment Grade Corporate Bond Fund Institutional Class		38,616	405,849

			2,793,252
Foreign Bond Funds - 2.7%
Templeton Global Bond Fund Advisor Class		81,790	1,097,618
Foreign Stock Funds - 14.7%
IVA Worldwide Fund Class I		59,595	1,001,788
Matthews Asian Growth and Income Fund Institutional Shares		62,812	1,119,315
MEMBERS International Stock Fund Class Y (A)		363,915	3,890,248

			6,011,351
Money Market Funds - 2.3%
State Street Institutional U.S. Government Money Market Fund		933,400	933,400
Stock Funds - 73.9%
Calamos Growth and Income Fund Class I		54,334	1,695,208
Hussman Strategic Growth Fund		120,389	1,442,264
Madison Mosaic Disciplined Equity Fund (A)		425,453	5,479,831
MEMBERS Equity Income Fund Class Y (A)		121,164	1,250,408
MEMBERS Large Cap Growth Fund Class Y (A)		284,694	4,637,658
MEMBERS Large Cap Value Fund Class Y (A)		359,580	4,404,849
MEMBERS Mid Cap Fund Class Y (A)		402,522	2,668,722
MEMBERS Small Cap Fund Class Y (A)		188,896	2,066,525
T Rowe Price New Era Fund		46,067	2,481,652
Yacktman Fund/The		247,261	4,158,932

			30,286,049

TOTAL INVESTMENTS - 100.4% ( Cost $37,237,316 )			41,121,670
NET OTHER ASSETS AND LIABILITIES - (0.4%)			(146,565)

TOTAL NET ASSETS - 100.0%			$40,975,105

(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2011

Cash Reserves Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 95.1%
Fannie Mae (A) - 30.3%
0.14%, 2/4/11	$700,000	$699,992
0.16%, 2/9/11	650,000	649,977
0.15%, 2/14/11	500,000	499,973
0.14%, 2/15/11	250,000	249,986
0.12%, 2/28/11	450,000	449,960
0.1%, 3/8/11	500,000	499,951
0.16%, 3/9/11	500,000	499,920
0.165%, 4/6/11	450,000	449,868

		3,999,627
Federal Home Loan Bank (A) - 28.8%
0.155%, 2/16/11	500,000	499,968
0.17%, 2/24/11	500,000	499,946
0.12%, 3/3/11	500,000	499,950
0.13%, 3/16/11	500,000	499,922
0.16%, 3/23/11	500,000	499,889
0.1%, 3/25/11	300,000	299,956
0.13%, 3/29/11	500,000	499,899
0.17%, 4/13/11	500,000	499,832

		3,799,362
Freddie Mac (A) - 26.9%
0.14%, 2/7/11	500,000	499,988
0.14%, 2/8/11	500,000	499,986
0.15%, 2/15/11	400,000	399,977
0.155%, 3/7/11	500,000	499,927
0.16%, 3/14/11	250,000	249,955
0.16%, 3/21/11	350,000	349,925
0.16%, 3/28/11	500,000	499,878
0.15%, 4/18/11	550,000	549,826

		3,549,462
U.S. Treasury Bills (A) - 9.1%
0.13%, 2/17/11	600,000	599,966
0.135%, 4/7/11	600,000	599,854

		1,199,820

Total U.S. Government and Agency Obligations ( Cost $12,548,271 )		12,548,271
	Shares	Value (Note 1)
INVESTMENT COMPANY - 3.9%
State Street Institutional U.S. Government Money Market Fund	516,677	516,677

Total Investment Company ( Cost $516,677 )		516,677

TOTAL INVESTMENTS - 99.0% ( Cost $13,064,948 )		13,064,948
NET OTHER ASSETS AND LIABILITIES - 1.0%		134,745

TOTAL NET ASSETS - 100.0%		$13,199,693

(A) Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2011

Bond Fund Portfolio of Investments (unaudited)

		Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 1.2%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30		$64,040	$65,866
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14		670,000	718,046
New Century Home Equity Loan Trust, Series 2003-5, Class AI5 (B), 5.5%, 11/25/33		1,500,000	1,517,052

Total Asset Backed Securities ( Cost $2,228,992 )			2,300,964
CORPORATE NOTES AND BONDS - 17.5%
Consumer Discretionary - 2.5%
American Association of Retired Persons (C) (D), 7.5%, 5/1/31		750,000	923,016
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 3.125%, 2/15/16		1,000,000	989,878
DR Horton Inc., 5.25%, 2/15/15		215,000	216,075
ERAC USA Finance LLC (C) (D), 6.7%, 6/1/34		575,000	589,578
McDonald's Corp., 5%, 2/1/19		1,000,000	1,099,423
Time Warner Cable Inc., 8.25%, 2/14/14		1,000,000	1,167,282

			4,985,252
Consumer Staples - 2.5%
Campbell Soup Co., 4.5%, 2/15/19		1,000,000	1,047,353
PepsiCo Inc./NC, 4.65%, 2/15/13		215,000	231,067
PepsiCo Inc./NC, 7.9%, 11/1/18		1,000,000	1,273,656
Walgreen Co., 5.25%, 1/15/19		1,000,000	1,107,107
WM Wrigley Jr. Co. (C) (D), 3.05%, 6/28/13		1,240,000	1,267,224

			4,926,407
Energy - 0.9%
Hess Corp., 7.875%, 10/1/29		240,000	299,465
Transocean Inc. (E), 6%, 3/15/18		850,000	912,944
Valero Energy Corp., 7.5%, 4/15/32		450,000	500,771

			1,713,180
Financials - 2.4%
Caterpillar Financial Services Corp., 7.05%, 10/1/18		1,250,000	1,521,487
Goldman Sachs Group Inc./The, 5.7%, 9/1/12		750,000	800,925
HCP Inc., 6.7%, 1/30/18		490,000	546,615
Lehman Brothers Holdings Inc. (F) *, 5.75%, 1/3/17		520,000	52
Simon Property Group L.P., 5.875%, 3/1/17		270,000	296,902
Swiss Re Solutions Holding Corp., 7%, 2/15/26		290,000	301,363
UBS AG/Stamford CT (E), 5.75%, 4/25/18		250,000	269,771
US Bank NA/Cincinnati OH, 6.3%, 2/4/14		500,000	557,640
Wells Fargo & Co., 5.25%, 10/23/12		485,000	518,827

			4,813,582
Food & Drug Retailers - 0.2%
New Albertsons Inc., 7.5%, 2/15/11		425,000	425,586
Health Care - 1.3%
Eli Lilly & Co., 6.57%, 1/1/16		500,000	589,455
Genentech Inc., 5.25%, 7/15/35		325,000	319,281
Johnson & Johnson, 2.95%, 9/1/20		1,000,000	946,158
Merck & Co. Inc., 5.75%, 11/15/36		500,000	529,203
Wyeth, 6.5%, 2/1/34		230,000	264,421

			2,648,518
Industrials - 2.0%
Boeing Co./The, 8.625%, 11/15/31		240,000	318,407
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20		285,000	359,639
EI du Pont de Nemours & Co., 5%, 1/15/13		35,000	37,729
General Electric Co., 5%, 2/1/13		800,000	855,950
Honeywell International Inc., 3.875%, 2/15/14		1,000,000	1,073,247
Lockheed Martin Corp., 7.65%, 5/1/16		270,000	331,159
Norfolk Southern Corp., 5.59%, 5/17/25		359,000	368,011
Norfolk Southern Corp., 7.05%, 5/1/37		390,000	466,930
Waste Management Inc., 7.125%, 12/15/17		235,000	275,293

			4,086,365
Information Technology - 1.1%
Cisco Systems Inc., 5.5%, 2/22/16		400,000	455,957
Hewlett-Packard Co., 6.125%, 3/1/14		1,000,000	1,130,890
Xerox Corp., 6.875%, 8/15/11		660,000	679,777

			2,266,624
Materials - 0.4%
Westvaco Corp., 8.2%, 1/15/30		325,000	340,086
Weyerhaeuser Co., 7.375%, 3/15/32		500,000	507,123

			847,209
Telecommunication Services - 3.0%
AT&T Inc., 4.85%, 2/15/14		1,500,000	1,630,515
Cellco Partnership / Verizon Wireless Capital LLC, 8.5%, 11/15/18		1,500,000	1,955,699
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22		525,000	716,528
Rogers Communications Inc. (E), 6.25%, 6/15/13		455,000	502,589
Verizon Communications Inc., 8.75%, 11/1/18		1,000,000	1,298,050

			6,103,381
Utilities - 1.2%
Interstate Power & Light Co., 6.25%, 7/15/39		535,000	578,155
Sierra Pacific Power Co., Series M, 6%, 5/15/16		650,000	736,941
Virginia Electric and Power Co., Series C, 5.1%, 11/30/12		215,000	230,615
Wisconsin Electric Power Co., 6.5%, 6/1/28		750,000	839,760

			2,385,471

Total Corporate Notes and Bonds ( Cost $32,517,278 )			35,201,575
MORTGAGE BACKED SECURITIES - 13.5%
Fannie Mae - 11.9%
4%, 4/1/15 Pool # 255719		345,153	357,064
5.5%, 4/1/16 Pool # 745444		258,088	278,489
6%, 5/1/16 Pool # 582558		21,265	23,189
5.5%, 2/1/18 Pool # 673194		264,546	286,330
5%, 5/1/20 Pool # 813965		389,106	417,445
4.5%, 9/1/20 Pool # 835465		454,439	480,325
6%, 5/1/21 Pool # 253847		37,340	40,813
4.5%, 4/1/23 Pool # 974401		1,349,907	1,418,622
4.5%, 6/1/23 Pool # 984075		846,436	888,831
7%, 12/1/29 Pool # 762813		25,308	28,647
7%, 11/1/31 Pool # 607515		34,628	39,507
6.5%, 3/1/32 Pool # 631377		201,363	227,316
7%, 4/1/32 Pool # 641518		2,178	2,486
7%, 5/1/32 Pool # 644591		21,652	24,703
6.5%, 6/1/32 Pool # 545691		461,275	520,726
6%, 12/1/32 Pool # 676552		155,659	171,628
5.5%, 4/1/33 Pool # 690206		1,020,462	1,099,069
5%, 10/1/33 Pool # 254903		524,623	553,501
5.5%, 11/1/33 Pool # 555880		702,720	756,852
5%, 5/1/34 Pool # 775604		74,042	78,025
5%, 5/1/34 Pool # 780890		235,239	247,893
5%, 6/1/34 Pool # 255230		123,408	130,046
5.5%, 6/1/34 Pool # 780384		1,030,084	1,107,823
7%, 7/1/34 Pool # 792636		17,090	19,607
5.5%, 8/1/34 Pool # 793647		175,777	189,647
5.5%, 3/1/35 Pool # 815976		900,156	968,007
5.5%, 7/1/35 Pool # 825283		403,766	434,138
5%, 8/1/35 Pool # 829670		537,751	566,343
5.5%, 8/1/35 Pool # 826872		186,189	200,107
5%, 9/1/35 Pool # 820347		470,460	500,767
5%, 9/1/35 Pool # 835699		431,638	459,444
5%, 10/1/35 Pool # 797669		519,588	549,942
5.5%, 10/1/35 Pool # 836912		469,352	504,333
5%, 11/1/35 Pool # 844504		503,363	533,273
5%, 11/1/35 Pool # 844809		446,866	470,625
5%, 12/1/35 Pool # 850561		453,332	477,436
6%, 7/1/36 Pool # 870749		516,180	564,108
6%, 11/1/36 Pool # 902510		524,701	578,529
5.5%, 2/1/37 Pool # 905140		494,667	533,700
5.5%, 5/1/37 Pool # 899323		378,976	406,866
5.5%, 5/1/37 Pool # 928292		744,217	802,940
6%, 10/1/37 Pool # 947563		559,862	617,298
6.5%, 12/1/37 Pool # 889072		921,444	1,026,094
5%, 4/1/38 Pool # 257160		1,196,936	1,256,208
5.5%, 7/1/38 Pool # 986805		429,644	459,585
5.5%, 7/1/38 Pool # 986973		842,733	906,781
5%, 8/1/38 Pool # 988934		811,752	853,898
6.5%, 8/1/38 Pool # 987711		735,455	818,826

			23,877,832
Freddie Mac - 1.6%
5%, 5/1/18 Pool # E96322		261,893	280,475
8%, 6/1/30 Pool # C01005		3,847	4,515
7%, 3/1/31 Pool # C48133		8,028	9,173
6.5%, 1/1/32 Pool # C62333		70,461	79,454
5%, 7/1/33 Pool # A11325		1,280,930	1,350,337
6%, 10/1/34 Pool # A28439		98,645	108,164
6%, 10/1/34 Pool # A28598		72,475	79,468
5%, 4/1/35 Pool # A32315		143,718	152,763
5%, 4/1/35 Pool # A32316		131,849	140,147
5.5%, 11/1/37 Pool # A68787		990,360	1,068,473

			3,272,969
Ginnie Mae – 0.0%
8%, 10/20/15 Pool # 2995		13,020	14,186
6.5%, 2/20/29 Pool # 2714		34,443	38,774
6.5%, 4/20/31 Pool # 3068		18,720	21,072

			74,032

Total Mortgage Backed Securities ( Cost $25,210,975 )			27,224,833
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 60.4%
Fannie Mae - 0.6%
4.625%, 10/15/14		1,095,000	1,217,018
Federal Farm Credit Bank - 0.3%
5.875%, 10/3/16		500,000	586,814
Freddie Mac - 1.6%
4.875%, 11/15/13		2,500,000	2,764,968
4.5%, 1/15/14		400,000	437,633

			3,202,601
U.S. Treasury Bonds - 4.6%
6.625%, 2/15/27		2,905,000	3,758,797
4.5%, 5/15/38		5,500,000	5,475,079

			9,233,876
U.S. Treasury Notes - 53.3%
0.875%, 2/28/11		3,100,000	3,101,454
1%, 7/31/11		7,000,000	7,027,888
1.75%, 11/15/11		5,000,000	5,058,790
1.125%, 12/15/11		4,000,000	4,029,688
1.375%, 2/15/12		4,975,000	5,029,610
4.625%, 2/29/12		1,000,000	1,046,172
4.5%, 3/31/12		1,200,000	1,257,750
1.375%, 5/15/12		688,000	696,923
3.125%, 8/31/13		7,425,000	7,875,141
4%, 2/15/14		8,850,000	9,656,872
4.25%, 8/15/14		8,360,000	9,250,206
2.375%, 9/30/14		2,000,000	2,078,124
2.25%, 1/31/15		9,000,000	9,278,442
2.5%, 3/31/15		265,000	275,372
4.25%, 8/15/15		5,500,000	6,111,875
2.75%, 11/30/16		5,000,000	5,118,750
4.25%, 11/15/17		4,300,000	4,739,744
2.75%, 2/15/19		7,700,000	7,591,723
3.625%, 8/15/19		2,750,000	2,867,733
3.375%, 11/15/19		5,000,000	5,095,705
2.625%, 11/15/20		10,900,000	10,218,750

			107,406,712

Total U.S. Government and Agency Obligations ( Cost $117,896,388 )			121,647,021
		Shares
INVESTMENT COMPANY - 6.7%
State Street Institutional U.S. Government Money Market Fund		13,428,124	13,428,124

Total Investment Company ( Cost $13,428,124 )			13,428,124

TOTAL INVESTMENTS - 99.3% ( Cost $191,281,757 )			199,802,517
NET OTHER ASSETS AND LIABILITIES - 0.7%			1,464,989

TOTAL NET ASSETS - 100.0%			$201,267,506

*	Non-income producing.
(A)	Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.
(B)	Floating rate or variable rate note. Rate shown is as of January 31, 2011.
(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(D)	Illiquid security.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.8% of total net assets.
(F)	In Default. Issuer is bankrupt.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2011

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 97.4%
Consumer Discretionary - 30.2%
Auto Components - 2.6%
American Axle & Manufacturing Holdings Inc. (A), 9.25%, 1/15/17	$500,000	$567,500
Goodyear Tire & Rubber Co./The, 10.5%, 5/15/16	500,000	567,500
Goodyear Tire & Rubber Co./The, 8.75%, 8/15/20	500,000	532,500
Lear Corp., 8.125%, 3/15/20	500,000	551,250
Tenneco Inc., 8.125%, 11/15/15	350,000	373,625
Uncle Acquisition 2010 Corp. (A), 8.625%, 2/15/19	500,000	521,250

		3,113,625
Automobiles - 1.2%
Ford Motor Credit Co. LLC, 7.8%, 6/1/12	750,000	800,263
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	500,000	585,977

		1,386,240
Consumer Finance - 0.5%
Ally Financial Inc. (A), 7.5%, 9/15/20	500,000	545,000
Diversified Consumer Services - 0.4%
Education Management LLC / Education Management Finance Corp., 8.75%, 6/1/14	500,000	515,000
Hotels, Restaurants & Leisure - 4.9%
Ameristar Casinos Inc., 9.25%, 6/1/14	500,000	536,250
Boyd Gaming Corp., 6.75%, 4/15/14	300,000	301,500
Isle of Capri Casinos Inc., 7%, 3/1/14	500,000	493,750
MGM Resorts International, 8.375%, 2/1/11	750,000	750,000
MGM Resorts International, 6.75%, 9/1/12	1,250,000	1,265,625
MGM Resorts International, 6.75%, 4/1/13	150,000	148,500
Penn National Gaming Inc., 6.75%, 3/1/15	150,000	153,188
Penn National Gaming Inc., 8.75%, 8/15/19	250,000	275,625
Pinnacle Entertainment Inc., 8.625%, 8/1/17	500,000	547,500
Pinnacle Entertainment Inc., 8.75%, 5/15/20	500,000	531,250
Scientific Games International Inc. (A), 7.875%, 6/15/16	500,000	515,000
Speedway Motorsports Inc., 6.75%, 6/1/13	250,000	252,500

		5,770,688
Household Durables - 1.2%
Jarden Corp., 8%, 5/1/16	500,000	543,125
Jarden Corp., 7.5%, 5/1/17	250,000	263,125
Spectrum Brands Holdings Inc. (A), 9.5%, 6/15/18	500,000	548,750

		1,355,000
Internet & Catalog Retail - 0.7%
QVC Inc. (A), 7.5%, 10/1/19	750,000	798,750
Leisure Equipment & Products - 0.2%
Easton-Bell Sports Inc., 9.75%, 12/1/16	250,000	278,125
Media - 11.6%
Allbritton Communications Co., 8%, 5/15/18	500,000	519,375
Belo Corp., 8%, 11/15/16	500,000	545,000
Cablevision Systems Corp., 7.75%, 4/15/18	250,000	265,625
Cablevision Systems Corp., 8%, 4/15/20	250,000	271,250
CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, 4/30/20	1,000,000	1,065,000
Cengage Learning Acquisitions Inc. (A), 10.5%, 1/15/15	500,000	520,000
Cenveo Corp., 8.875%, 2/1/18	500,000	493,750
DISH DBS Corp., 7.875%, 9/1/19	500,000	529,375
Gray Television Inc., 10.5%, 6/29/15	500,000	513,750
Hughes Network Systems LLC/HNS Finance Corp., 9.5%, 4/15/14	400,000	413,000
Intelsat Jackson Holdings S.A. (B), 11.25%, 6/15/16	300,000	322,500
Intelsat Luxembourg S.A. (B), 11.25%, 2/4/17	1,000,000	1,122,500
Interpublic Group of Cos. Inc./The, 10%, 7/15/17	100,000	119,000
Interpublic Group of Cos. Inc./The (C), 4.25%, 3/15/23	250,000	275,938
Lamar Media Corp., Series C, 6.625%, 8/15/15	500,000	510,625
Liberty Media LLC (C) (D), 3.125%, 3/30/23	250,000	285,937
LIN Television Corp., 6.5%, 5/15/13	500,000	501,875
Mediacom Broadband LLC / Mediacom Broadband Corp., 8.5%, 10/15/15	500,000	512,500
Mediacom LLC / Mediacom Capital Corp., 9.125%, 8/15/19	450,000	464,625
Nielsen Finance LLC / Nielsen Finance Co., 11.625%, 2/1/14	200,000	233,250
Nielsen Finance LLC / Nielsen Finance Co. (A), 7.75%, 10/15/18	1,000,000	1,072,500
Sirius XM Radio Inc. (C), 3.25%, 10/15/11	250,000	250,938
Viasat Inc., 8.875%, 9/15/16	500,000	537,500
Videotron Ltee (B), 6.875%, 1/15/14	750,000	760,312
Virgin Media Finance PLC (B), 9.125%, 8/15/16	700,000	745,500
XM Satellite Radio Inc. (A) (C), 7%, 12/1/14	250,000	316,562
XM Satellite Radio Inc. (A), 7.625%, 11/1/18	500,000	518,750

		13,686,937
Multiline Retail - 0.5%
Neiman Marcus Group Inc./The, PIK, 9%, 10/15/15	250,000	261,875
Sears Holding Corp. (A), 6.625%, 10/15/18	350,000	335,563

		597,438
Specialty Retail - 4.8%
AutoNation Inc., 6.75%, 4/15/18	500,000	516,250
Ltd. Brands Inc., 6.9%, 7/15/17	250,000	266,250
Ltd. Brands Inc., 8.5%, 6/15/19	300,000	342,000
Michaels Stores Inc., 11.375%, 11/1/16	1,500,000	1,642,500
Pantry Inc./The, 7.75%, 2/15/14	500,000	506,875
Penske Automotive Group Inc., 7.75%, 12/15/16	980,000	1,002,050
Sally Holdings LLC/Sally Capital Inc., 9.25%, 11/15/14	300,000	315,000
Toys R Us Inc., 7.375%, 10/15/18	500,000	496,250
Yankee Acquisition Corp./MA, Series B, 8.5%, 2/15/15	500,000	522,500

		5,609,675
Textiles, Apparel & Luxury Goods - 1.6%
Hanesbrands Inc. (A), 6.375%, 12/15/20	500,000	481,875
Iconix Brand Group Inc. (C), 1.875%, 6/30/12	900,000	901,125
Phillips-Van Heusen Corp., 7.375%, 5/15/20	500,000	534,375

		1,917,375
Consumer Staples - 5.3%
ACCO Brands Corp., 10.625%, 3/15/15	250,000	282,500
ACCO Brands Corp., 7.625%, 8/15/15	500,000	506,250
Central Garden and Pet Co., 8.25%, 3/1/18	350,000	360,500
Constellation Brands Inc., 7.25%, 5/15/17	400,000	428,000
Dole Food Co. Inc. (A), 8%, 10/1/16	200,000	213,000
Ingles Markets Inc., 8.875%, 5/15/17	850,000	911,625
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 9.25%, 4/1/15	500,000	522,500
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 8.25%, 9/1/17	500,000	515,000
Sealy Mattress Co., 8.25%, 6/15/14	250,000	255,625
Stater Brothers Holdings, 7.75%, 4/15/15	250,000	260,000
SUPERVALU Inc., 8%, 5/1/16	1,500,000	1,462,500
Tops Markets LLC, 10.125%, 10/15/15	500,000	525,000

		6,242,500
Energy - 10.3%
Chesapeake Energy Corp., 6.5%, 8/15/17	250,000	259,375
Chesapeake Energy Corp. (C), 2.75%, 11/15/35	250,000	274,687
Complete Production Services Inc., 8%, 12/15/16	750,000	789,375
Continental Resources Inc./OK, 8.25%, 10/1/19	250,000	275,000
Denbury Resources Inc., 7.5%, 4/1/13	250,000	252,500
Denbury Resources Inc., 9.75%, 3/1/16	500,000	565,000
El Paso Corp., 7%, 6/15/17	250,000	269,475
El Paso Corp., 7.25%, 6/1/18	1,000,000	1,092,932
Ferrellgas LP/Ferrellgas Finance Corp., 9.125%, 10/1/17	500,000	551,250
Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	500,000	543,750
Helix Energy Solutions Group Inc. (A), 9.5%, 1/15/16	250,000	260,625
Helix Energy Solutions Group Inc. (C), 3.25%, 12/15/25	1,000,000	980,000
Inergy LP/Inergy Finance Corp., 6.875%, 12/15/14	1,000,000	1,025,000
Inergy LP/Inergy Finance Corp. (A), 7%, 10/1/18	250,000	256,563
Inergy LP/Inergy Finance Corp. (A), 6.875%, 8/1/21	500,000	504,375
Key Energy Services Inc., 8.375%, 12/1/14	250,000	266,250
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., Series B, 8.75%, 4/15/18	500,000	546,250
Penn Virginia Corp. (C), 4.5%, 11/15/12	1,000,000	997,500
Pioneer Natural Resources Co., 6.65%, 3/15/17	500,000	534,700
Plains Exploration & Production Co., 10%, 3/1/16	500,000	565,000
Range Resources Corp., 6.375%, 3/15/15	250,000	254,375
Range Resources Corp., 7.25%, 5/1/18	500,000	532,500
Regency Energy Partners LP/Regency Energy Finance Corp., 6.875%, 12/1/18	500,000	513,750

		12,110,232
Financials - 1.9%
CIT Group Inc., 7%, 5/1/16	650,000	656,500
Nuveen Investments Inc., 10.5%, 11/15/15	975,000	1,004,250
Trans Union LLC/TransUnion Financing Corp. (A), 11.375%, 6/15/18	500,000	580,000

		2,240,750
Health Care - 7.6%
Biomet Inc., 10%, 10/15/17	500,000	558,750
Biomet Inc., 11.625%, 10/15/17	1,000,000	1,130,000
Capella Healthcare Inc. (A), 9.25%, 7/1/17	500,000	541,250
DaVita Inc., 6.375%, 11/1/18	500,000	503,750
Endo Pharmaceuticals Holdings Inc. (A), 7%, 12/15/20	500,000	517,500
HCA Inc., 5.75%, 3/15/14	250,000	252,500
HCA Inc., 6.375%, 1/15/15	250,000	254,688
Hologic Inc. (C)(D), 2%, 12/15/37	1,000,000	956,250
MedAssets Inc. (A), 8%, 11/15/18	500,000	517,500
Omega Healthcare Investors Inc. (A), 6.75%, 10/15/22	1,000,000	987,500
Service Corp. International/US, 6.75%, 4/1/16	500,000	521,875
Service Corp. International/US, 7.625%, 10/1/18	250,000	268,750
Tenet Healthcare Corp., 8%, 8/1/20	1,000,000	1,020,000
Valeant Pharmaceuticals International (A), 7%, 10/1/20	500,000	515,625
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc. (A), 7.75%, 2/1/19	400,000	405,000

		8,950,938
Industrials - 13.0%
Affinion Group Inc., 11.5%, 10/15/15	750,000	780,000
ARAMARK Corp., 8.5%, 2/1/15	1,000,000	1,042,500
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 7.625%, 5/15/14	267,000	275,677
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 9.625%, 3/15/18	250,000	275,000
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 8.25%, 1/15/19	500,000	520,000
Baldor Electric Co., 8.625%, 2/15/17	750,000	836,250
Bristow Group Inc., 7.5%, 9/15/17	250,000	263,750
Casella Waste Systems Inc., 9.75%, 2/1/13	350,000	353,500
FTI Consulting Inc., 7.75%, 10/1/16	350,000	367,500
Gulfmark Offshore Inc., 7.75%, 7/15/14	200,000	203,500
Hertz Corp./The, 8.875%, 1/1/14	161,000	165,226
Hertz Corp/The (A), 6.75%, 4/15/19	250,000	251,563
Hornbeck Offshore Services Inc., Series B, 6.125%, 12/1/14	500,000	495,000
Mac-Gray Corp., 7.625%, 8/15/15	350,000	343,875
Moog Inc., 7.25%, 6/15/18	500,000	526,250
Pinafore LLC/Pinafore Inc. (A), 9%, 10/1/18	500,000	551,875
RBS Global Inc./Rexnord LLC, 8.5%, 5/1/18	500,000	536,250
RSC Equipment Rental Inc./RSC Holdings III LLC, 9.5%, 12/1/14	1,000,000	1,050,000
ServiceMaster Co./The, PIK (A), 10.75%, 7/15/15	750,000	806,250
SPX Corp., 7.625%, 12/15/14	750,000	819,375
Terex Corp., 8%, 11/15/17	550,000	569,250
Texas Industries Inc., 9.25%, 8/15/20	400,000	429,000
Trinity Industries Inc. (C), 3.875%, 6/1/36	1,000,000	993,750
United Rentals North America Inc., 10.875%, 6/15/16	250,000	288,125
United Rentals North America Inc., 9.25%, 12/15/19	700,000	787,500
United Rentals North America Inc., 8.375%, 9/15/20	500,000	522,500
USG Corp. (D), 9.75%, 1/15/18	500,000	508,750
WCA Waste Corp. (E), 9.25%, 6/15/14	250,000	258,750
West Corp./Old, 11%, 10/15/16	500,000	545,625

		15,366,591
Information Technology - 6.8%
Advanced Micro Devices Inc. (C), 6%, 5/1/15	477,000	480,577
Advanced Micro Devices Inc., 8.125%, 12/15/17	250,000	261,875
Alcatel-Lucent USA Inc., Series B (C) (D), 2.875%, 6/15/25	1,000,000	951,250
Buccaneer Merger Sub Inc. (A), 9.125%, 1/15/19	1,000,000	1,065,000
Equinix Inc., 8.125%, 3/1/18	500,000	540,000
General Cable Corp. (C), 0.875%, 11/15/13	250,000	254,063
GXS Worldwide Inc., 9.75%, 6/15/15	300,000	299,250
Linear Technology Corp., Series A (C), 3%, 5/1/27	500,000	541,250
SanDisk Corp. (C), 1%, 5/15/13	1,000,000	967,500
Sanmina-SCI Corp., 8.125%, 3/1/16	600,000	621,000
SunGard Data Systems Inc., 10.625%, 5/15/15	500,000	555,625
SunGard Data Systems Inc., 10.25%, 8/15/15	400,000	421,500
SunGard Data Systems Inc. (A), 7.375%, 11/15/18	500,000	510,000
Syniverse Technologies Inc., Series B (E), 7.75%, 8/15/13	500,000	510,625

		7,979,515
Materials - 10.1%
Arch Coal Inc., 8.75%, 8/1/16	500,000	553,750
Arch Coal Inc., 7.25%, 10/1/20	1,000,000	1,052,500
Arch Western Finance LLC, 6.75%, 7/1/13	213,000	215,130
Cascades Inc. (B), 7.875%, 1/15/20	250,000	260,000
Consol Energy Inc. (A), 8.25%, 4/1/20	1,000,000	1,092,500
Crown Americas LLC / Crown Americas Capital Corp. II, 7.625%, 5/15/17	1,000,000	1,085,000
Ferro Corp., 7.875%, 8/15/18	500,000	533,125
FMG Resources August 2006 Pty Ltd. (A) (B), 7%, 11/1/15	1,000,000	1,032,500
Graham Packaging Co. LP/GPC Capital Corp. I, 9.875%, 10/15/14	500,000	517,500
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 1/1/17	500,000	525,000
Graphic Packaging International Inc., 9.5%, 6/15/17	500,000	553,750
Greif Inc., 6.75%, 2/1/17	250,000	263,750
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	250,000	269,375
Huntsman International LLC, 5.5%, 6/30/16	500,000	490,000
Lyondell Chemical Co. (A), 8%, 11/1/17	449,000	501,196
Reynolds Group Holdings Ltd. (A) (B), 8.25%, 2/15/21	500,000	504,375
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC (A), 7.75%, 10/15/16	1,000,000	1,055,000
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC (A), 8.5%, 5/15/18	250,000	260,625
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC (A), 9%, 4/15/19	500,000	525,000
Rock-Tenn Co., 9.25%, 3/15/16	250,000	274,375
Steel Dynamics Inc., 7.375%, 11/1/12	350,000	370,125

		11,934,576
Telecommunication Services - 7.4%
CommScope Inc. (A), 8.25%, 1/15/19	500,000	518,750
Frontier Communications Corp., 8.5%, 4/15/20	1,000,000	1,127,500
Level 3 Communications Inc. (C), 3.5%, 6/15/12	950,000	939,313
Nextel Communications Inc., Series D, 7.375%, 8/1/15	500,000	503,750
PAETEC Holding Corp., 8.875%, 6/30/17	500,000	537,500
Qwest Communications International Inc., 7.5%, 2/15/14	385,000	390,775
Qwest Communications International Inc., Series B, 7.5%, 2/15/14	350,000	355,250
Qwest Communications International Inc., 7.125%, 4/1/18	500,000	540,000
Sprint Nextel Corp., 8.375%, 8/15/17	500,000	546,250
tw telecom holdings, Inc., 8%, 3/1/18	500,000	536,250
Wind Acquisition Finance S.A. (A) (B), 11.75%, 7/15/17	1,000,000	1,140,000
Windstream Corp., 8.625%, 8/1/16	300,000	318,000
Windstream Corp., 7.875%, 11/1/17	1,000,000	1,071,250
Windstream Corp., 7%, 3/15/19	250,000	248,750

		8,773,338
Utilities - 4.8%
AES Corp./The, 8%, 10/15/17	1,500,000	1,623,750
AES Corp./The, 8%, 6/1/20	250,000	272,500
Calpine Corp. (A), 7.25%, 10/15/17	500,000	511,250
Calpine Corp. (A), 7.5%, 2/15/21	500,000	506,250
GenOn Energy Inc., 7.875%, 6/15/17	250,000	251,875
Mirant Americas Generation LLC, 8.3%, 5/1/11	480,000	484,800
Mirant Americas Generation LLC, 8.5%, 10/1/21	500,000	527,500
NRG Energy Inc., 7.375%, 2/1/16	750,000	776,250
NRG Energy Inc., 7.375%, 1/15/17	250,000	260,000
NRG Energy Inc. (A), 8.25%, 9/1/20	500,000	513,125

		5,727,300

Total Corporate Notes and Bonds ( Cost $106,021,242 )		114,899,593
	Shares
INVESTMENT COMPANY - 1.2%
State Street Institutional U.S. Government Money Market Fund	1,382,225	1,382,225

Total Investment Company ( Cost $1,382,225 )		1,382,225

TOTAL INVESTMENTS - 98.6% ( Cost $107,403,467 )		116,281,818
NET OTHER ASSETS AND LIABILITIES - 1.4%		1,616,125

TOTAL NET ASSETS - 100.0%		$117,897,943

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2011

High Income Fund Portfolio of Investments (unaudited)

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 5.0% of total net assets.
(C)	Convertible.
(D)	Floating rate or variable rate note. Rate shown is as of January 31, 2011.
(E)	Illiquid security.

PIK	Payment in Kind.
PLC	Public Limited Company.
ULC	Unlimited Limited Company

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2011

Diversified Income Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
COMMON STOCKS - 54.6%
Consumer Discretionary - 3.2%
McDonald's Corp.		9,500	$699,865
Omnicom Group Inc.		18,500	830,280
Time Warner Inc.		15,500	487,475
VF Corp.		10,700	885,104

			2,902,724
Consumer Staples - 8.7%
Altria Group Inc.		19,500	458,445
Avon Products Inc.		26,000	736,060
Coca-Cola Co./The		19,300	1,213,005
Diageo PLC, ADR		6,400	491,520
Kraft Foods Inc., Class A		39,551	1,209,074
PepsiCo Inc./NC		19,000	1,221,890
Philip Morris International Inc.		20,500	1,173,420
Procter & Gamble Co./The		11,000	694,430
Sysco Corp.		18,500	539,090

			7,736,934
Energy - 8.1%
Chevron Corp.		28,500	2,705,505
ConocoPhillips		30,000	2,143,800
Ensco PLC, ADR		12,500	679,250
Marathon Oil Corp.		23,000	1,051,100
Spectra Energy Corp.		25,000	655,750

			7,235,405
Financials - 7.0%
Axis Capital Holdings Ltd.		21,000	747,180
Bank of New York Mellon Corp./The		25,500	796,365
NYSE Euronext		18,000	572,580
Travelers Cos. Inc./The		22,000	1,237,720
US Bancorp		37,000	999,000
Wells Fargo & Co.		37,000	1,199,540
Willis Group Holdings PLC		20,000	751,600

			6,303,985
Health Care - 8.6%
Johnson & Johnson		30,200	1,805,054
Medtronic Inc.		25,000	958,000
Merck & Co. Inc.		50,000	1,658,500
Novartis AG, ADR		18,000	1,005,480
Pfizer Inc.		122,062	2,223,969

			7,651,003
Industrials - 6.3%
3M Co.		12,500	1,099,000
Boeing Co./The		7,500	521,100
Honeywell International Inc.		10,500	588,105
Illinois Tool Works Inc.		19,000	1,016,310
Lockheed Martin Corp.		10,200	811,920
United Technologies Corp.		7,000	569,100
Waste Management Inc.		27,500	1,041,425

			5,646,960
Information Technology - 7.3%
Automatic Data Processing Inc.		13,800	661,020
Broadridge Financial Solutions Inc.		31,500	721,035
Intel Corp.		73,600	1,579,456
International Business Machines Corp.		4,900	793,800
Linear Technology Corp.		17,500	608,825
Microsoft Corp.		47,000	1,303,075
Paychex Inc.		26,500	848,000

			6,515,211
Materials - 1.7%
Air Products & Chemicals Inc.		9,500	828,875
Nucor Corp.		16,000	734,560

			1,563,435
Telecommunication Services - 2.4%
AT&T Inc.		58,992	1,623,460
Vodafone Group PLC, ADR		19,000	538,840

			2,162,300
Utilities - 1.3%
Exelon Corp.		14,000	595,140
FirstEnergy Corp.		13,600	532,032

			1,127,172

Total Common Stocks ( Cost $42,561,844 )			48,845,129
		Par Value
ASSET BACKED SECURITIES - 1.3%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30		$98,971	101,793
CarMax Auto Owner Trust, Series 2007-2, Class B, 5.37%, 3/15/13		525,000	533,584
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14		465,000	498,345

Total Asset Backed Securities ( Cost $1,091,757 )			1,133,722
CORPORATE NOTES AND BONDS - 17.5%
Consumer Discretionary - 2.0%
American Association of Retired Persons (B) (C), 7.5%, 5/1/31		750,000	923,016
DR Horton Inc., 5.25%, 2/15/15		130,000	130,650
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34		325,000	333,240
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16		400,000	432,000

			1,818,906
Consumer Staples - 0.9%
Kraft Foods Inc., 6.5%, 11/1/31		475,000	519,004
WM Wrigley Jr. Co. (B) (C), 3.05%, 6/28/13		280,000	286,148

			805,152
Energy - 0.7%
Hess Corp., 7.875%, 10/1/29		150,000	187,166
Transocean Inc. (D), 7.5%, 4/15/31		400,000	432,064

			619,230
Financials - 4.2%
HCP Inc., 6.7%, 1/30/18		335,000	373,706
Lehman Brothers Holdings Inc. (E) *, 5.75%, 1/3/17		410,000	41
National Rural Utilities Cooperative Finance Corp., Series C, 7.25%, 3/1/12		600,000	641,645
Nationwide Health Properties Inc., Series D, 8.25%, 7/1/12		600,000	642,408
Nissan Motor Acceptance Corp. (B) (C), 5.625%, 3/14/11		760,000	764,331
Simon Property Group L.P., 5.875%, 3/1/17		140,000	153,949
Swiss Re Solutions Holding Corp., 7%, 2/15/26		210,000	218,228
US Bank NA/Cincinnati OH, 6.3%, 2/4/14		500,000	557,640
Wells Fargo & Co., 5.25%, 10/23/12		330,000	353,016

			3,704,964
Food & Drug Retailers - 0.1%
New Albertsons Inc., 7.5%, 2/15/11		90,000	90,124
Health Care - 2.4%
Amgen Inc., 5.85%, 6/1/17		1,050,000	1,215,592
Eli Lilly & Co., 6.57%, 1/1/16		300,000	353,673
Genentech Inc., 5.25%, 7/15/35		195,000	191,569
Merck & Co. Inc., 5.75%, 11/15/36		220,000	232,849
Wyeth, 6.5%, 2/1/34		150,000	172,449

			2,166,132
Industrials - 1.3%
Boeing Co./The, 8.625%, 11/15/31		150,000	199,005
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20		175,000	220,831
Norfolk Southern Corp., 5.59%, 5/17/25		239,000	244,998
Norfolk Southern Corp., 7.05%, 5/1/37		260,000	311,287
Waste Management Inc., 7.125%, 12/15/17		150,000	175,719

			1,151,840
Information Technology - 0.3%
Cisco Systems Inc., 5.5%, 2/22/16		240,000	273,574
Materials - 0.2%
Westvaco Corp., 8.2%, 1/15/30		175,000	183,123
Telecommunication Services - 1.0%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22		415,000	566,399
Rogers Communications Inc. (D), 6.25%, 6/15/13		315,000	347,946

			914,345
Utilities - 4.4%
Interstate Power & Light Co., 6.25%, 7/15/39		175,000	189,116
MidAmerican Energy Co., 5.65%, 7/15/12		1,000,000	1,066,466
Nevada Power Co., Series R, 6.75%, 7/1/37		400,000	449,550
Sierra Pacific Power Co., Series M, 6%, 5/15/16		126,000	142,853
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17		500,000	535,064
Westar Energy Inc., 6%, 7/1/14		600,000	668,969
Wisconsin Electric Power Co., 6.5%, 6/1/28		750,000	839,760

			3,891,778

Total Corporate Notes and Bonds ( Cost $14,945,616 )			15,619,168
MORTGAGE BACKED SECURITIES - 11.7%
Fannie Mae - 10.1%
4%, 4/1/15 Pool # 255719		124,039	128,320
5.5%, 4/1/16 Pool # 745444		164,597	177,608
6%, 5/1/16 Pool # 582558		31,897	34,784
5%, 12/1/17 Pool # 672243		339,904	363,279
5%, 5/1/20 Pool # 813965		318,360	341,546
4.5%, 9/1/20 Pool # 835465		454,439	480,325
6%, 5/1/21 Pool # 253847		52,276	57,138
7%, 12/1/29 Pool # 762813		16,105	18,230
7%, 11/1/31 Pool # 607515		34,628	39,507
7%, 5/1/32 Pool # 644591		34,644	39,525
5.5%, 10/1/33 Pool # 254904		347,492	374,259
5%, 5/1/34 Pool # 782214		15,967	16,826
5%, 6/1/34 Pool # 255230		301,985	318,231
7%, 7/1/34 Pool # 792636		10,742	12,325
5.5%, 8/1/34 Pool # 793647		107,514	115,998
5.5%, 3/1/35 Pool # 810075		213,173	229,061
5.5%, 3/1/35 Pool # 815976		552,545	594,195
5%, 8/1/35 Pool # 829670		312,646	329,269
5%, 9/1/35 Pool # 820347		280,625	298,703
5%, 9/1/35 Pool # 835699		268,672	285,980
5%, 10/1/35 Pool # 797669		472,353	499,947
5%, 11/1/35 Pool # 844504		352,354	373,291
5%, 11/1/35 Pool # 844809		284,369	299,489
5%, 12/1/35 Pool # 850561		275,942	290,613
5.5%, 2/1/36 Pool # 851330		107,330	115,441
5.5%, 9/1/36 Pool # 831820		495,626	539,070
6%, 9/1/36 Pool # 831741		227,843	250,491
5.5%, 10/1/36 Pool # 896340		104,548	112,242
5.5%, 10/1/36 Pool # 901723		399,211	427,717
5.5%, 12/1/36 Pool # 902853		434,893	468,258
5.5%, 12/1/36 Pool # 903059		411,775	445,039
5.5%, 12/1/36 Pool # 907512		384,895	413,221
5.5%, 12/1/36 Pool # 907635		474,099	512,990

			9,002,918
Freddie Mac - 1.5%
8%, 6/1/30 Pool # C01005		7,117	8,353
6.5%, 1/1/32 Pool # C62333		105,691	119,181
5%, 7/1/33 Pool # A11325		914,950	964,527
6%, 10/1/34 Pool # A28439		57,975	63,570
6%, 10/1/34 Pool # A28598		42,595	46,705
5%, 4/1/35 Pool # A32315		94,854	100,823
5%, 4/1/35 Pool # A32316		74,632	79,328

			1,382,487
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995		8,516	9,279
6.5%, 2/20/29 Pool # 2714		48,220	54,284
6.5%, 4/20/31 Pool # 3068		31,199	35,120

			98,683

Total Mortgage Backed Securities ( Cost $9,760,536 )			10,484,088
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.4%
U.S. Treasury Bond - 1.2%
6.625%, 2/15/27		860,000	1,112,759
U.S. Treasury Notes - 10.2%
0.875%, 2/28/11		225,000	225,106
4.875%, 4/30/11		320,000	323,625
4.625%, 12/31/11		1,100,000	1,143,484
1.375%, 5/15/12		375,000	379,863
3.125%, 8/31/13		290,000	307,581
4%, 2/15/14		1,150,000	1,254,848
4.25%, 8/15/14		1,575,000	1,742,712
4.25%, 11/15/14		2,000,000	2,217,344
2.5%, 3/31/15		190,000	197,437
4.25%, 8/15/15		60,000	66,675
4.25%, 11/15/17		1,100,000	1,212,493

			9,071,168

Total U.S. Government and Agency Obligations ( Cost $9,783,967 )			10,183,927
		Shares
INVESTMENT COMPANY - 3.6%
State Street Institutional U.S. Government Money Market Fund		3,184,248	3,184,248

Total Investment Company ( Cost $3,184,248 )			3,184,248

TOTAL INVESTMENTS - 100.1% ( Cost $81,327,968 )			89,450,282
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(45,527)

TOTAL NET ASSETS - 100.0%			$89,404,755

*	Non-income producing.
(A)	Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.4% of total net assets.
(E)	In Default. Issuer is bankrupt.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2011

Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCK - 78.6%

Consumer Discretionary - 12.4%
American Eagle Outfitters Inc.	40,000	$ 578,400
Best Buy Co. Inc.	20,000	680,000
Coach Inc.	10,000	540,900
Kohl's Corp.*	15,000	761,700
Target Corp.	16,000	877,280
TJX Cos. Inc..	16,000	758,240
		4,196,520
Energy - 15.3%
Noble Corp.*	30,000	1,147,500
Petrohawk Energy Corp.*	40,000	802,000
Schlumberger Ltd.	15,000	1,334,850
Southwestern Energy Co.*	26,000	1,027,000
Weatherford International Ltd.*	35,400	839,688
		5,151,038
Financials - 10.2%
American Express Co.	20,000	867,600
Capital One Financial Corp.	21,000	1,011,360
Morgan Stanley	37,000	1,087,800
State Street Corp.	10,000	467,200
		3,433,960
Health Care - 14.8%
Celgene Corp.*	22,000	1,133,660
Gilead Sciences Inc.*	24,000	921,120
Mylan Inc./PA*	50,000	1,158,000
Pfizer Inc.	30,000	546,600
St. Jude Medical Inc.*	17,000	688,500
UnitedHealth Group Inc.	13,000	533,650
		4,981,530
Industrials - 3.0%
Jacobs Engineering Group Inc.*	20,000	1,027,400

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2011

Equity Income Fund Portfolio of Investments (unaudited)

Information Technology - 22.9%	Shares
Adobe Systems Inc.*	30,000	991,500
Brocade Communications Systems Inc.*	120,000	676,800
Cisco Systems Inc.*	40,000	846,000
eBay Inc.*	25,000	759,000
Google Inc., Class A*	3,000	1,801,080
Microsoft Corp.	20,000	554,500
Varian Semiconductor Equipment Associates Inc.*	25,000	1,111,250
Visa Inc., Class A	14,000	977,900
		7,718,030
Total Common Stock
(Cost $25,165,113)		26,508,478

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.5%
	Par Value
U.S. Treasury Note - 1.5%
0.875%, 2/28/11	500,000	500,249
(Cost $500,249)

INVESTMENT COMPANIES - 1.0%	Shares
iPATH S&P 500 VIX Short-Term Futures ETN*	10,000	320,400
(Cost $383,499)

Repurchase Agreement - 28.3%
With U.S. Bank National Association issued 1/31/11 at 0.01%, due
2/1/11, collateralized by $9,730,377 in Freddie Mac Pool #E99143
due 9/1/18. Proceeds at maturity are $9,539,544 (Cost $9,539,543)		9,539,544

TOTAL INVESTMENTS - 109.4% (Cost $35,588,404 )		36,868,671
NET OTHER ASSETS AND LIABILITIES - (3.1%)		(1,038,069)
Total Call Options Written - (6.3%)		(2,121,820)
TOTAL ASSETS - 100%		$ 33,708,782

*Non-income producing
ETN-Exchange Traded Note

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2011

Equity Income Fund Portfolio of Investments (unaudited)

Call Options Written	Contracts	Expiration	Strike Price	Market Value
Adobe Systems Inc.	300	April 2011	32.00	76,050
American Eagle Outfitters Inc.	200	February 2011	14.50	10,500
American Eagle Outfitters Inc.	200	May 2011	16.50	9,500
American Express Co.	200	April 2011	44.00	33,700
Capital One Financial Corp.	210	March 2011	43.00	118,650
Celgene Corp.	30	April 2011	60.00	1,020
Cisco Systems Inc.	200	April 2011	24.00	2,800
Coach Inc.	100	February 2011	42.00	121,000
eBay Inc.	150	April 2011	30.00	26,100
Gilead Sciences Inc.	110	May 2011	39.00	19,690
iPATH S&P 500 VIX Short-Term Futures ETN	100	February 2011	40.00	3,950
Jacobs Engineering Group Inc.	200	April 2011	42.00	199,000
Kohl's Corp.	150	April 2011	55.00	10,500
Morgan Stanley	200	July 2011	30.00	39,400
Mylan Inc./PA	250	April 2011	21.00	68,250
Mylan Inc./PA	250	July 2011	21.00	79,375
Noble Corp.	150	March 2011	40.00	12,450
Petrohawk Energy Corp.	200	March 2011	20.00	23,200
Petrohawk Energy Corp.	200	June 2011	20.00	38,700
Schlumberger Ltd.	150	February 2011	65.00	360,375
Southwestern Energy Co.	160	March 2011	39.00	31,920
Southwestern Energy Co.	100	June 2011	40.00	28,250
St. Jude Medical Inc.	170	April 2011	40.00	34,425
State Street Corp.	100	February 2011	43.00	40,500
TJX Cos. Inc.	160	July 2011	46.00	57,600
UnitedHealth Group Inc.	130	March 2011	35.00	80,600
Varian Semiconductor Equipment Associates Inc.	250	February 2011	30.00	356,250
Weatherford International Ltd.	354	February 2011	17.00	238,065
Total Call Options Written				$ 2,121,820
(Premiums received $914,329)

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2011

Large Cap Value Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 98.8%
	Consumer Discretionary - 5.9%
	Lowe's Cos. Inc.	74,000	$1,835,200
	Omnicom Group Inc.	57,500	2,580,600
	Time Warner Inc.	48,000	1,509,600
	TJX Cos. Inc.	35,000	1,658,650
	Viacom Inc.	38,500	1,599,675

			9,183,725
	Consumer Staples - 10.2%
	Avon Products Inc.	50,000	1,415,500
	Diageo PLC, ADR	17,000	1,305,600
	Kraft Foods Inc., Class A	105,000	3,209,850
	PepsiCo Inc./NC	59,500	3,826,445
	Philip Morris International Inc.	29,000	1,659,960
	Procter & Gamble Co./The	43,000	2,714,590
	Sysco Corp.	55,000	1,602,700

			15,734,645
	Energy - 15.8%
	Chevron Corp.	56,066	5,322,345
	ConocoPhillips	48,500	3,465,810
	Marathon Oil Corp.	70,500	3,221,850
	Noble Corp.	90,500	3,461,625
	Occidental Petroleum Corp.	51,000	4,930,680
	Southwestern Energy Co. *	100,000	3,950,000

			24,352,310
	Financials - 21.1%
	American Express Co.	52,000	2,255,760
	Arch Capital Group Ltd. *	28,000	2,471,000
	Bank of New York Mellon Corp./The	147,000	4,590,810
	JPMorgan Chase & Co.	103,968	4,672,322
	NYSE Euronext	51,000	1,622,310
	Travelers Cos. Inc./The	54,000	3,038,040
	US Bancorp	180,000	4,860,000
	Wells Fargo & Co.	156,000	5,057,520
	Willis Group Holdings PLC	64,000	2,405,120
	WR Berkley Corp.	56,917	1,607,905

			32,580,787
	Health Care - 13.4%
	Johnson & Johnson	95,000	5,678,150
	Medtronic Inc.	76,000	2,912,320
	Merck & Co. Inc.	128,500	4,262,345
	Novartis AG, ADR	26,000	1,452,360
	Pfizer Inc.	351,040	6,395,949

			20,701,124
	Industrials - 10.9%
	3M Co.	35,000	3,077,200
	Boeing Co./The	23,000	1,598,040
	General Electric Co.	91,600	1,844,824
	Illinois Tool Works Inc.	60,000	3,209,400
	Lockheed Martin Corp.	31,000	2,467,600
	United Technologies Corp.	19,500	1,585,350
	Waste Management Inc.	82,000	3,105,340

			16,887,754
	Information Technology - 13.2%
	Broadridge Financial Solutions Inc.	73,000	1,670,970
	Cisco Systems Inc. *	140,000	2,961,000
	Intel Corp.	235,000	5,043,100
	International Business Machines Corp.	25,800	4,179,600
	Microsoft Corp.	143,000	3,964,675
	Western Union Co./The	126,000	2,555,280

			20,374,625
	Materials - 3.0%
	Air Products & Chemicals Inc.	26,000	2,268,500
	Nucor Corp.	50,000	2,295,500

			4,564,000
	Telecommunication Services - 3.2%
	AT&T Inc.	127,032	3,495,921
	Vodafone Group PLC, ADR	53,500	1,517,260

			5,013,181
	Utilities - 2.1%
	Exelon Corp.	75,000	3,188,250

Total Common Stocks ( Cost $134,481,237 )			152,580,401
	INVESTMENT COMPANY - 1.3%
	State Street Institutional U.S. Government Money Market Fund	1,941,434	1,941,434

Total Investment Company ( Cost $1,941,434 )			1,941,434

TOTAL INVESTMENTS - 100.1% ( Cost $136,422,671 )			154,521,835
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(127,558)

TOTAL NET ASSETS - 100.0%			$154,394,277

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2011

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 91.3%
Consumer Discretionary - 5.3%
Amazon.com Inc. *	9,270	$1,572,563
Lamar Advertising Co., Class A *	40,755	1,501,414
Omnicom Group Inc.	40,108	1,800,047
Starbucks Corp.	54,415	1,715,705
Vitamin Shoppe Inc. *	26,200	831,326
Yum! Brands Inc.	17,861	835,180

		8,256,235
Consumer Staples - 5.9%
Costco Wholesale Corp.	31,500	2,262,960
Diageo PLC, ADR	20,225	1,553,280
PepsiCo Inc./NC	83,635	5,378,567

		9,194,807
Energy - 19.6%
Apache Corp.	13,000	1,551,680
Exxon Mobil Corp.	110,265	8,896,180
Occidental Petroleum Corp.	67,680	6,543,303
Petrohawk Energy Corp. *	177,880	3,566,494
Schlumberger Ltd.	36,570	3,254,364
Southwestern Energy Co. *	50,875	2,009,563
Weatherford International Ltd. *	198,835	4,716,366

		30,537,950
Financials - 3.0%
IntercontinentalExchange Inc. *	13,800	1,662,762
T Rowe Price Group Inc.	46,294	3,051,700

		4,714,462
Health Care - 6.6%
Allergan Inc./United States	38,355	2,708,247
Celgene Corp. *	113,245	5,835,515
UnitedHealth Group Inc.	41,505	1,703,780

		10,247,542
Industrials - 10.6%
3M Co.	17,520	1,540,358
Boeing Co./The	36,050	2,504,754
Deere & Co.	26,820	2,437,938
Emerson Electric Co.	66,315	3,904,627
Illinois Tool Works Inc.	59,585	3,187,202
Roper Industries Inc.	21,410	1,663,343
Sensata Technologies Holding N.V. *	39,400	1,241,494

		16,479,716
Information Technology - 38.1%
Communications Equipment - 6.5%
Cisco Systems Inc. *	299,700	6,338,655
QUALCOMM Inc.	70,195	3,799,655

		10,138,310
Computers & Peripherals - 5.8%
Apple Inc. *	26,615	9,031,002
Electronic Equipment, Instruments & Components - 1.1%
FLIR Systems Inc. *	55,975	1,737,464
Internet Software & Services - 6.5%
Google Inc., Class A *	16,785	10,077,043
IT Services - 6.8%
International Business Machines Corp.	30,439	4,931,118
Visa Inc., Class A	79,555	5,556,917

		10,488,035
Semiconductors & Semiconductor Equipment - 3.9%
Cree Inc. *	18,400	929,016
Intel Corp.	159,540	3,423,728
Varian Semiconductor Equipment Associates Inc. *	38,809	1,725,060

		6,077,804
Software - 7.5%
Accenture PLC	40,400	2,079,388
BMC Software Inc. *	37,725	1,799,483
Global Payments Inc.	33,500	1,582,540
Microsoft Corp.	191,235	5,301,990
Salesforce.com Inc. *	7,050	910,437

		11,673,838
Materials - 2.2%
Ecolab Inc.	67,525	3,355,317

Total Common Stocks ( Cost $116,537,669 )		142,009,525
INVESTMENT COMPANY - 6.9%
State Street Institutional U.S. Government Money Market Fund	10,773,669	10,773,669

Total Investment Company ( Cost $10,773,669 )		10,773,669

TOTAL INVESTMENTS - 98.2% ( Cost $127,311,338 )		152,783,194
NET OTHER ASSETS AND LIABILITIES - 1.8%		2,853,073

TOTAL NET ASSETS - 100.0%		$155,636,267

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2011

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.3%
Consumer Discretionary - 13.9%
Bed Bath & Beyond Inc. *	54,142	$2,598,816
CarMax Inc. *	49,614	1,619,897
Lamar Advertising Co., Class A *	18,741	690,418
Omnicom Group Inc.	52,260	2,345,429
TJX Cos. Inc.	64,380	3,050,968
Yum! Brands Inc.	30,927	1,446,147

		11,751,675
Consumer Staples - 3.3%
Brown-Forman Corp., Class B	18,182	1,206,376
McCormick & Co. Inc./MD	36,493	1,612,990

		2,819,366
Energy - 7.7%
EOG Resources Inc.	21,614	2,299,513
Noble Corp.	63,370	2,423,903
Southwestern Energy Co. *	46,590	1,840,305

		6,563,721
Financials - 21.2%
Arch Capital Group Ltd. *	25,930	2,288,323
Brookfield Asset Management Inc., Class A	126,365	4,123,290
Brown & Brown Inc.	79,085	1,958,145
Leucadia National Corp.	59,599	1,938,159
Markel Corp. *	8,045	3,238,112
T Rowe Price Group Inc.	27,847	1,835,674
WR Berkley Corp.	93,214	2,633,296

		18,014,999
Health Care - 13.9%
Covance Inc. *	23,173	1,306,494
CR Bard Inc.	16,585	1,564,795
DENTSPLY International Inc.	79,863	2,833,539
Laboratory Corp. of America Holdings *	31,026	2,789,548
Techne Corp.	47,456	3,272,091

		11,766,467
Industrials - 16.9%
Copart Inc. *	90,546	3,553,931
IDEX Corp.	55,983	2,220,286
Jacobs Engineering Group Inc. *	38,335	1,969,269
Knight Transportation Inc.	70,205	1,338,107
Ritchie Bros Auctioneers Inc.	65,872	1,642,189
Wabtec Corp./DE	26,129	1,416,192
Waste Management Inc.	58,728	2,224,029

		14,364,003
Information Technology - 13.1%
Amphenol Corp., Class A	31,130	1,722,734
Broadridge Financial Solutions Inc.	112,055	2,564,939
Factset Research Systems Inc.	14,238	1,435,190
FLIR Systems Inc. *	86,626	2,688,871
Western Union Co./The	134,320	2,724,010

		11,135,744
Materials - 2.3%
Ecolab Inc.	38,866	1,931,251
Telecommunication Service - 2.0%
Crown Castle International Corp. *	40,911	1,725,217

Total Common Stocks ( Cost $66,807,184 )		80,072,443
INVESTMENT COMPANY - 5.4%
State Street Institutional U.S. Government Money Market Fund	4,574,561	4,574,561

Total Investment Company ( Cost $4,574,561 )		4,574,561

TOTAL INVESTMENTS - 99.7% ( Cost $71,381,745 )		84,647,004
NET OTHER ASSETS AND LIABILITIES - 0.3%		262,002

TOTAL NET ASSETS - 100.0%		$84,909,006

* Non-income producing.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2011

Small Cap Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 97.3%
	Consumer Discretionary - 17.0%
	Arbitron Inc.	20,200	$842,138
	Bally Technologies Inc. *	8,000	327,440
	Cato Corp./The, Class A	27,500	672,100
	CEC Entertainment Inc. *	10,800	399,060
	Choice Hotels International Inc.	9,900	375,507
	Dress Barn Inc./The *	16,400	444,604
	Fred's Inc., Class A	18,100	243,083
	Helen of Troy Ltd. *	19,300	541,751
	Hibbett Sports Inc. *	5,500	176,110
	Matthews International Corp., Class A	11,100	393,384
	Skechers U.S.A. Inc. *	2,800	57,596
	Sonic Corp. *	35,900	344,281
	Stage Stores Inc.	46,400	719,200
	Tempur-Pedic International Inc. *	4,800	209,472

			5,745,726
	Consumer Staples - 3.1%
	Casey's General Stores Inc.	8,100	344,169
	Herbalife Ltd.	5,500	359,315
	Snyders-Lance Inc.	17,000	352,580

			1,056,064
	Energy - 4.6%
	Bristow Group Inc. *	7,500	386,175
	Penn Virginia Corp.	20,300	352,814
	SEACOR Holdings Inc. *	4,600	486,174
	SM Energy Co.	5,500	341,880

			1,567,043
	Financials - 23.7%
	Alleghany Corp. *	918	283,460
	American Campus Communities Inc., REIT	9,600	310,464
	AMERISAFE Inc. *	14,800	263,588
	Ares Capital Corp.	36,800	617,872
	Assured Guaranty Ltd.	19,100	276,186
	Delphi Financial Group Inc., Class A	25,100	722,378
	DiamondRock Hospitality Co., REIT *	25,084	304,269
	Education Realty Trust Inc., REIT	36,800	287,040
	First Busey Corp.	53,130	261,400
	First Midwest Bancorp Inc./IL	41,000	479,290
	Hancock Holding Co.	5,000	164,000
	International Bancshares Corp.	21,420	406,337
	Mack-Cali Realty Corp., REIT	6,100	213,622
	MB Financial Inc.	18,900	371,574
	NewAlliance Bancshares Inc.	22,300	333,385
	Northwest Bancshares Inc.	45,800	536,547
	Platinum Underwriters Holdings Ltd.	12,500	552,500
	Reinsurance Group of America Inc.	10,000	575,600
	Validus Holdings Ltd.	5,549	168,690
	Webster Financial Corp.	29,300	670,384
	Westamerica Bancorporation	4,200	210,000

			8,008,586
	Health Care - 8.3%
	Amsurg Corp. *	20,800	438,256
	Charles River Laboratories International Inc. *	15,900	609,765
	Corvel Corp. *	7,100	358,408
	Haemonetics Corp. *	2,700	160,218
	ICON PLC, ADR *	32,200	717,094
	ICU Medical Inc. *	13,200	515,592

			2,799,333
	Industrials - 22.2%
	ACCO Brands Corp. *	46,500	381,765
	Acuity Brands Inc.	5,400	298,080
	Albany International Corp., Class A	25,600	577,280
	Belden Inc.	30,322	1,053,993
	Carlisle Cos. Inc.	27,900	1,052,109
	ESCO Technologies Inc.	10,700	388,196
	G&K Services Inc., Class A	5,700	178,581
	GATX Corp.	14,600	485,450
	Genesee & Wyoming Inc., Class A *	12,800	662,400
	Kirby Corp. *	11,300	528,162
	Mueller Industries Inc.	18,000	588,600
	Standard Parking Corp. *	15,700	282,443
	Sterling Construction Co. Inc. *	8,200	105,452
	Unifirst Corp./MA	3,300	184,008
	United Stationers Inc. *	12,000	747,360

			7,513,879
	Information Technology - 8.3%
	Coherent Inc. *	5,300	283,815
	Diebold Inc.	15,100	462,966
	Electronics for Imaging Inc. *	13,227	198,140
	MAXIMUS Inc.	8,700	590,295
	MTS Systems Corp.	9,600	359,184
	NAM TAI Electronics Inc.	17,300	111,758
	Websense Inc. *	21,000	402,360
	Zebra Technologies Corp., Class A *	10,700	416,230

			2,824,748
	Materials - 5.0%
	Aptargroup Inc.	9,600	461,376
	Deltic Timber Corp.	7,600	455,924
	Kraton Performance Polymers Inc. *	6,700	210,313
	Zep Inc.	31,700	572,819

			1,700,432
	Utilities - 5.1%
	Atmos Energy Corp.	11,100	361,860
	New Jersey Resources Corp.	6,050	253,858
	Unisource Energy Corp.	14,300	512,083
	Westar Energy Inc.	14,200	362,100
	WGL Holdings Inc.	6,700	241,602

			1,731,503

Total Common Stocks ( Cost $24,717,540 )			32,947,314
	INVESTMENT COMPANY - 4.2%
	State Street Institutional U.S. Government Money Market Fund	1,408,881	1,408,881

Total Investment Company ( Cost $1,408,881 )			1,408,881

TOTAL INVESTMENTS - 101.5% ( Cost $26,126,421 )			34,356,195
NET OTHER ASSETS AND LIABILITIES - (1.5%)			(516,809)

TOTAL NET ASSETS - 100.0%			$33,839,386

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2011

International Stock Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
COMMON STOCKS - 95.7%
Australia - 2.1%
QBE Insurance Group Ltd. (A)		45,000	$787,168
Telstra Corp. Ltd. (A)		447,800	1,252,885

			2,040,053
Belgium - 2.1%
Anheuser-Busch InBev N.V.		36,733	2,032,592
Brazil - 2.6%
Banco do Brasil S.A.		81,959	1,463,211
Cielo S.A.		143,400	1,064,134

			2,527,345
Canada - 1.8%
Potash Corp. of Saskatchewan Inc.		5,600	992,101
Rogers Communications Inc.		23,000	803,225

			1,795,326
China - 1.1%
Weichai Power Co. Ltd. (A)		157,400	1,074,846
Denmark - 1.2%
Novo Nordisk A/S, B Shares (A)		10,725	1,211,317
Finland - 1.0%
Sampo OYJ		32,900	968,469
France - 10.8%
BNP Paribas		24,898	1,861,265
Danone		23,710	1,428,028
Sanofi-Aventis S.A.		36,649	2,502,627
Technip S.A.		15,300	1,486,680
Total S.A.		26,631	1,557,468
Valeo S.A. *		30,200	1,767,641

			10,603,709
Germany - 4.6%
Bayerische Motoren Werke AG		15,300	1,174,764
SAP AG		18,600	1,075,183
Siemens AG		17,374	2,227,234

			4,477,181
Hong Kong - 1.2%
AIA Group Ltd. (A) *		77,000	212,270
Kerry Properties Ltd. (A)		173,900	928,379

			1,140,649
Israel - 0.9%
Teva Pharmaceutical Industries Ltd., ADR		17,100	934,515
Italy - 1.2%
Atlantia SpA		50,420	1,147,321
Japan - 19.1%
Asics Corp.		37,990	505,423
Benesse Holdings Inc.		17,400	780,117
Canon Inc. (A)		41,200	2,015,404
Daito Trust Construction Co. Ltd.		29,440	2,062,378
Don Quijote Co. Ltd.		22,300	718,067
eAccess Ltd.		1,102	667,269
Honda Motor Co. Ltd. (A)		44,300	1,871,296
Hoya Corp. (A)		53,000	1,246,101
JS Group Corp.		70,800	1,547,456
Keyence Corp. (A)		3,300	874,021
Mitsubishi Corp. (A)		37,200	1,033,091
Mitsubishi Estate Co. Ltd. (A)		62,800	1,183,408
Sumitomo Mitsui Financial Group Inc. (A)		41,200	1,399,046
Yahoo! Japan Corp.		4,573	1,724,346
Yamada Denki Co. Ltd. (A)		16,340	1,107,048

			18,734,471
Mexico - 0.8%
Grupo Televisa S.A., ADR *		31,600	760,296
Netherlands - 2.8%
ING Groep N.V. *		139,950	1,594,983
TNT N.V. (A)		43,598	1,183,153

			2,778,136
Norway - 1.0%
Aker Solutions ASA (A)		52,180	951,765
Russia - 1.0%
Sberbank of Russia		271,800	951,300
Singapore - 0.9%
Singapore Telecommunications Ltd. (A)		363,500	884,439
South Korea - 2.1%
Hyundai Mobis *		3,614	833,157
Samsung Electronics Co. Ltd., GDR (B)		2,740	1,197,106

			2,030,263
Spain - 1.4%
Amadeus IT Holding S.A. *		64,300	1,348,717
Sweden - 0.9%
Assa Abloy AB		31,900	868,024
Switzerland - 5.3%
Julius Baer Group Ltd.		21,400	968,441
Novartis AG (A)		45,085	2,514,010
UBS AG *		92,600	1,660,718

			5,143,169
Turkey - 0.7%
Turkiye Garanti Bankasi AS, ADR		160,000	716,800
United Kingdom - 29.1%
AMEC PLC		31,400	603,577
BAE Systems PLC		105,378	577,295
BG Group PLC (A)		51,151	1,151,356
BHP Billiton PLC (A)		48,300	1,851,539
British American Tobacco PLC		42,126	1,555,404
GlaxoSmithKline PLC		93,800	1,695,611
HSBC Holdings PLC		208,283	2,270,742
Informa PLC		209,198	1,443,963
International Power PLC		174,706	1,183,218
Lloyds Banking Group PLC *		1,372,516	1,389,054
Prudential PLC		214,687	2,324,740
Royal Dutch Shell PLC (A)		63,900	2,256,140
Standard Chartered PLC		58,375	1,523,246
Tullow Oil PLC		49,000	1,042,356
Unilever PLC		65,700	1,911,187
Vodafone Group PLC		385,823	1,083,717
WM Morrison Supermarkets PLC		282,300	1,205,119
WPP PLC		102,063	1,262,958
Xstrata PLC		95,800	2,125,383

			28,456,605

Total Common Stocks ( Cost $74,788,859 )			93,577,308
INVESTMENT COMPANY - 3.2%
United States - 3.2%
State Street Institutional U.S. Government Money Market Fund		3,126,791	3,126,791

Total Investment Company ( Cost $3,126,791 )			3,126,791

TOTAL INVESTMENTS - 98.9% ( Cost $77,915,650 )			96,704,099
NET OTHER ASSETS AND LIABILITIES - 1.1%			1,109,055

TOTAL NET ASSETS - 100.0%			$97,813,154

*	Non-income producing.
(A)	Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (See Note 2).
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2011

International Stock Fund Portfolio of Investments (unaudited)

Sector Allocation as a Percentage of Total Net Assets
Consumer Discretionary	13%
Energy	9%
Financials	25%
Health Care	9%
Industrials	10%
Information Technology	12%
Consumer Staples	8%
Materials	5%
Money Market Funds	3%
Telecommunication Services	4%
Utilities	1%
Net Other Assets & Liabilities	1%
100%

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | January 31, 2011

Notes to Portfolios of Investments (unaudited)

1. Portfolio Valuation: Securities and other investments are valued as follows: Equity securities and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price).  If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price.  Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by MEMBERS Mutual Funds (the “Trust”) or on the basis of dealer-supplied quotations.  Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business.  NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation.  Because the assets of each Target Allocation Fund consist primarily of shares of underlying funds, the NAV of each fund is determined based on the NAV’s of the underlying funds.  Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.  Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day.  If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices.

Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies.  Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded, except for the Equity Income Fund where they are valued at the mean of the best bid and ask prices across all option exchanges.  Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded.  The Trust’s Pricing Committee (the “Committee’’) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary.  Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.  Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values using the then-current exchange rate as of Noon Eastern Standard Time on each day that the New York Stock Exchange is open for business.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the opinion of Madison Asset Management, LLC (the “Investment Adviser”), do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees.  When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices.  Because the Target Allocation Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair” value any of the investments of these funds.  However, an underlying fund may need to “fair” value one or more of its investments, which may, in turn, require a Target Allocation Fund to do the same because of delays in obtaining the underlying fund’s NAV.

A fund’s investments (or underlying fund) will be valued at fair value, if in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).  Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector.  In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.  The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2.  Fair Value Measurements: Each fund has adopted the Financial Accounting Standards Board (“FASB”) guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•    Level 1 – quoted prices in active markets for identical investments

•    Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

In April 2009, the FASB also issued guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The valuation techniques used by the funds to measure fair value for the period ended January 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of January 31, 2011 in valuing the funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each caption):

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 1/31/2011
Conservative Allocation1	$47,278,422	$ -	$ -	$47,278,422
Moderate Allocation1	114,528,461	-	-	114,528,461
Aggressive Allocation1	41,121,670	-	-	41,121,670
Cash Reserves2	516,677	12,548,271	-	13,064,948
Bond
Asset Backed	-	2,300,964	-	2,300,964
Corporate Notes and Bonds	-	35,201,575	-	35,201,575
Mortgage Backed	-	27,224,833	-	27,224,833
U.S. Government and Agency Obligations	-	121,647,021	-	121,647,021
Investment Companies	13,428,124	-	-	13,428,124
	13,428,124	186,374,393	-	199,802,517
High Income3	1,382,225	114,899,593	-	116,281,818

MEMBERS Mutual Funds | January 31, 2011

Notes to Portfolios of Investments (unaudited) (concluded)

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 1/31/2011
Diversified Income
Common Stocks	48,845,129	-	-	48,845,129
Asset Backed	-	1,133,722	-	1,133,722
Corporate Notes and Bonds	-	15,619,168	-	15,619,168
Mortgage Backed	-	10,484,088	-	10,484,088
U.S. Gov’t and Agency Obligations	-	10,183,927	-	10,183,927
Investment Companies	3,184,248	-	-	3,184,248
	52,029,377	37,420,905	-	89,450,282
Equity Income Fund
Assets:
Common Stocks	26,508,478	-	-	26,508,478
Investment Companies	320,400	-	-	320,400
U.S. Gov’t and Agency Obligations	-	500,249	-	500,249
Repurchase Agreement		9,539,544		9,539,544
Liabilities:	26,828,878	10,039,793	-	36,868,671
Options Written	2,121,820	-	-	2,121,820
Large Cap Value1	154,521,835	-	-	154,521,835
Large Cap Growth1	152,783,194	-	-	152,783,194
Mid Cap1	84,647,004	-	-	84,647,004
Small Cap1	34,356,195	-	-	34,356,195
International Stock
Common Stocks
Australia	-	2,040,053	-	2,040,053
Belgium	-	2,032,592	-	2,032,592
Brazil	-	2,527,345	-	2,527,345
Canada	-	1,795,326	-	1,795,326
China	-	1,074,846	-	1,074,846
Denmark	-	1,211,317	-	1,211,317
Finland	-	968,469	-	968,469
France	-	10,603,709	-	10,603,709
Germany	-	4,477,181	-	4,477,181
Hong Kong	-	1,140,649	-	1,140,649
Israel	-	934,515	-	934,515
Italy	-	1,147,321	-	1,147,321
Japan	-	18,734,471	-	18,734,471
Mexico	-	760,296	-	760,296
Netherlands	-	2,778,136	-	2,778,136
Norway	-	951,765	-	951,765
Russia	-	951,300	-	951,300
Singapore	-	884,439	-	884,439
South Korea	-	2,030,263	-	2,030,263
Spain	-	1,348,717	-	1,348,717
Sweden	-	868,024	-	868,024
Switzerland	-	5,143,169	-	5,143,169
Turkey	-	716,800	-	716,800
United Kingdom	-	28,456,605	-	28,456,605
Investment Companies	3,126,791	-	-	3,126,791
	3,126,791	93,577,308	-	96,704,099
1  At January 31, 2011 all investments are Level 1.
2 At January 31, 2011 all Level 2 securities held are Short Term Investments.
3 At January 31, 2011 all Level 2 securities held are Corporate Notes and Bonds and Certificates of Deposits.

The Funds have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures; Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuance and settlements on a gross basis will be effective for interim and annual period beginning after December 15, 2010. For the period ended January 31, 2011, none of the funds had securities that transferred between classification levels.

Derivatives: In March 2008, FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a fund’s financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Equity Income Fund and their effect:

	Asset Derivatives	Liability Derivativesss
Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Equity Contracts	$–	Options Written	$2,121,820

3. Illiquid Securities: Each fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 5% of net assets. At September 30, 2010, investments in securities of the Bond, High Income and Diversified Income Funds include issues that are illiquid.. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.  Information concerning the illiquid securities held at January 31, 2011, which includes cost and acquisition date, is as follows:

Bond Fund
Security:	Acquisition Date	Acquisition Cost	Value	% of Net Assets

American Association of Retired Persons	5/16/02	$787,801	$923,016	0.46%
ERAC USA Finance LLC	12/16/04	624,326	589,578	0.29%
WM Wrigley Jr. Co.	6/21/10	1,239,198	1,267,224	0.63%

		$2,651,325	$2,779,818	1.38%

High Income Fund
Security:	Acquisition Date	Acquisition Cost	Value	% of Net Assets

Syniverse Technologies Inc, Series B	Various	$498,482	$510,625	0.43%
WCA Waste Corp.	6/28/06	250,173	258,750	0.22%

		$748,655	$769,375	0.65%

Diversified Income Fund
Security:	Acquisition Date	Acquisition Cost	Value	% of Net Assets

American Association of Retired Persons	5/16/02	$787,801	$923,016	1.03%
ERAC USA Finance LLC	12/16/04	352,880	333,240	0.37%
Nissan Motor Acceptance Corp.	3/16/07	760,198	764,331	0.85%
WM Wrigley Jr. Co.	6/21/10	279,819	286,148	0.32%

		$2,180,698	$2,306,735	2.58%

4. Concentration of Risk: Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks, other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Growth Fund, International Stock Fund, and the Global Securities Fund enter into these contracts primarily to protect these funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called “junk bonds’’). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Target Allocation Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the “underlying funds’’), including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

Additionally, the Target Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class under-performs their peer. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to under-perform other funds with a similar investment objective.

Item 2. Controls Procedures.

(a) The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEMBERS Mutual Funds

By: (signature)

W. Richard Mason, Chief Compliance Officer
Date: March 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, President and Principal Executive Officer
Date: March 15, 2011

By: (signature)

Greg Hoppe, Treasurer and Principal Financial Officer
Date: March 15, 2011